Stock-Based Compensation Plans - Summary of Fair Value Measurements and Valuation Assumptions (Detail) - Barkbox Inc [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 3 months 3 days	5 years 29 days	5 years 3 months
Expected volatility	76.48%	45.65%	52.31%
Risk-free interest rate	0.19%	1.71%	2.74%
Expected dividend yield